CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 USD ($) shares		Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Number of shares repurchased | shares	289,906	91,424			609,516
Total cost of share repurchases | $	$ 3,963	$ 2,000	$ 5,963		$ 11,845	[2]
CSI Solar Co
Capital Raising Announced							$ 261,332	¥ 1,780

[1]	Following the share repurchase plan authorized by the Board Directors on December 9, 2019, the Company repurchased 91,424 and 289,906 outstanding shares with total costs of $2,000 and $3,963 in January 2020 and March 2020, respectively. The Company retired all outstanding shares repurchased during 2020.
[2]	Following the share repurchase plan authorized by the Board Directors on December 9, 2019, the Company repurchased 609,516 outstanding shares with total costs of $11,845 in December 2019. The Company retired all outstanding shares repurchased during 2020.